REDEEMABLE PREFERRED STOCK (Details) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 29, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Sep. 29, 2024	Sep. 28, 2024
Class of Stock [Line Items]
Redeemable preferred shares issued and sold | shares		85,000
Proceeds from issuance of preferred stock				$ 85,000	$ 0
Preferred stock issuance cost				20,053	$ 0
Dividends accrued			$ 46	46
Payments of dividends				$ 0
Forecast
Class of Stock [Line Items]
Multiplier to the product of stated value of preferred stock						1.325	1.225
Common Stock Warrants
Class of Stock [Line Items]
Redeemable preferred shares issued and sold | shares			85,000	85,000
Stock price (in dollars per share) | $ / shares		$ 1,000.00
Proceeds from issuance of preferred stock		$ 85
Preferred stock issuance cost		$ 1,560
Dividend rate, percentage			14.19%	14.19%
Common Stock Warrants | Secured Overnight Financing Rate
Class of Stock [Line Items]
Dividend rate basis spread on variable rate		7.00%
Common Stock Warrants | Forecast | Secured Overnight Financing Rate
Class of Stock [Line Items]
Dividend rate basis spread on variable rate	10.50%